Investments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Investments Managed by TP LLC
The following is a summary of the net investments managed by Third Point LLC as of December 31, 2020 and 2019:

	2020	2019
Assets
TP Fund	$1,055,618	$860,630
Debt securities	101,311	125,071
Total investments	1,156,929	985,701
Cash and cash equivalents	451,239	588,196
Restricted cash and cash equivalents	1,187,948	1,014,543
Due from brokers	94,902	—
Interest and dividends receivable	632	2,178
Other assets	—	18
Total assets	2,891,650	2,590,636
Liabilities
Accounts payable and accrued expenses	1,171	509
Securities sold, not yet purchased	11,990	—
Interest and dividends payable	21	—
Total liabilities	13,182	509
Total net investments managed by Third Point LLC	$2,878,468	$2,590,127